Cover	12 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	SONOMA PHARMACEUTICALS, INC.
Entity Central Index Key	0001367083
Amendment Flag	false